Share Capital (Schedule of Stock Options Range for Outstanding and Exercisable Shares) (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	2,039,834	2,231,405	2,766,377
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 14.43	$ 11.37	$ 9.32
Weighted average remaining contractual life of options outstanding (years)	4 years 1 month 2 days
Number of options exercisable (in shares) | shares	1,333,543
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 10.14
$6.58 - $7.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	10,167
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 6.58
Weighted average remaining contractual life of options outstanding (years)	2 months 12 days
Number of options exercisable (in shares) | shares	10,167
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 6.58
$7.01 - $8.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	283,745
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 7.63
Weighted average remaining contractual life of options outstanding (years)	1 year 7 days
Number of options exercisable (in shares) | shares	283,745
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 7.63
$8.01 - $11.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	772,618
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 9.46
Weighted average remaining contractual life of options outstanding (years)	2 years 6 months 25 days
Number of options exercisable (in shares) | shares	772,618
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 9.46
$11.01 - $15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	292,522
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 14.05
Weighted average remaining contractual life of options outstanding (years)	4 years 2 months 4 days
Number of options exercisable (in shares) | shares	160,052
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 14.05
$15.01 - $23.83
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	405,297
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 16.09
Weighted average remaining contractual life of options outstanding (years)	5 years 2 months 1 day
Number of options exercisable (in shares) | shares	106,961
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 16.15
$23.84 - $36.72
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	275,485
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 33.59
Weighted average remaining contractual life of options outstanding (years)	6 years 2 months 4 days
Number of options exercisable (in shares) | shares	0
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 0